Financial liabilities at fair value through profit and loss - Convertible Senior Secured Notes (Details) - Financial liabilities at fair value through profit and loss category - GBP (£) £ in Thousands		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 23, 2024
Financial liabilities at fair value through profit and loss
As at January 1		£ 524,676
As at December 31	£ 524,676	188,813	£ 524,676
Convertible senior secured notes
Financial liabilities at fair value through profit and loss
As at January 1		524,242
As at December 31	524,242	188,526	524,242
Mudrick capital | Convertible senior secured notes
Financial liabilities at fair value through profit and loss
As at January 1		524,242	109,291	£ 109,291
Fair value movements (other than from change in own credit risk)	230,495	(318,035)		12,363
In-kind interest paid		12,205		17,171
Foreign exchange movements	(124)	(29,886)		2,085
Change in fair value from own credit risk				(22,293)
As at December 23, 2024 immediately prior to substantial modification				118,617
Impact of recognition of modified loan on fair value				455,859
Conversion of Convertible Senior Secured Notes				(280,605)
As at December 23, 2024 immediately after substantial modification				£ 293,871
As at December 31	£ 524,242	£ 188,526	£ 524,242